Ownership, Nature of Business - Goodwill and other intangibles (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 12, 2018	Jul. 01, 2016	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 12, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and other intangibles
Amortization period	7 years
Amortization of Intangible Assets			$ 23	$ 110	$ 123
Goodwill and other intangible assets	$ 14,451					$ 14,451
Retail segment impairment
Goodwill and other intangibles
Goodwill and other intangible assets	$ 14,048					14,048
Customer list for the internet business and Florida acquisition
Goodwill and other intangibles
Amortization period							3 years	5 years	7 years
Predecessor
Goodwill and other intangibles
Amortization of Intangible Assets					$ 123	$ 630		$ 496	$ 664
Segment impairment								113,753	28,949
Predecessor | Retail segment impairment
Goodwill and other intangibles
Segment impairment		$ 28,949						$ 113,753	$ 28,949